                              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 20, 2007

                                                  1933 ACT REGISTRATION NO. 333-37728
                                                  1940 ACT REGISTRATION NO. 811-07325

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549

                                                               FORM N-4

                                                        REGISTRATION STATEMENT
                                                                 UNDER
                                                    THE SECURITIES ACT OF 1933 [ ]
                                                  POST-EFFECTIVE AMENDMENT NO. 23 [X]

                                                                  AND
                                                        REGISTRATION STATEMENT
                                                                 UNDER
                                                THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                                  POST-EFFECTIVE AMENDMENT NO. 81 [X]
                                                    (CHECK APPROPRIATE BOX OR BOXES)

                                                      PRUCO LIFE FLEXIBLE PREMIUM
                                                        VARIABLE ANNUITY ACCOUNT
                                                       (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-7333
                               (Address and telephone number of depositor's principal executive offices)

                                                           THOMAS C. CASTANO

                                                               SECRETARY

                                                     PRUCO LIFE INSURANCE COMPANY
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-4708
                                                (Name and address of agent for service)

                                                              Copies to:

                                                        C. CHRISTOPHER SPRAGUE
                                                   VICE PRESIDENT, CORPORATE COUNSEL
                                              THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                                           751 BROAD STREET
                                                     NEWARK, NEW JERSEY 07102-3714
                                                             (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on ___________ pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in Individual Variable Annuity Contracts

                                                                 NOTE

Registrant is filing this Post-Effective  Amendment No. 23 to Registration  Statement No. 333-37728 for the purpose of including in the
Registration  Statement a Prospectus  Supplement  and Statement of Additional  Information  Supplement.  The  Prospectus,  Statement of
Additional  Information and Part C that were filed as part of Post-Effective  Amendment No. 21 filed with the SEC on April 19, 2007, as supplemented,  are hereby incorporated by reference.  Other than as set forth herein,  this Post-Effective  Amendment does not amend or delete any other part of this Registration Statement.

                                                     Pruco Life Insurance Company
                                              Pruco Life Insurance Company Of New Jersey

                                                      Strategic Partners Advisor

                                  Strategic Partners Annuity One (Pruco Life Insurance Company only)

                                      Strategic Partners Plus (Pruco Life Insurance Company only)

                                                  Supplement, dated November 19, 2007
                                                                  To
                                                    Prospectuses, dated May 1, 2007

This  Supplement  should be read and retained  with the current  Prospectus  for your  annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus,  please  contact us at
1-888-PRU-2888.

We are issuing this  supplement  to identify a new  principal  underwriter,  a  sub-advisor  change and a new fund option that is being added to each annuity.

I.  NEW SUB-ACCOUNT

Effective  November 19, 2007,  the  underlying  portfolio  listed below is being offered as a new  Sub-account  under your annuity.  In order to reflect this addition:

In the section of each  Prospectus  entitled  "Summary of Contract  Expenses",  sub-section  "Underlying  Mutual Fund Portfolio  Annual
Expenses", under the heading "Advanced Series Trust", the following portfolio has been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired               Total Annual
                                             Management      Other                            Portfolio          Portfolio Operating
          UNDERLYING PORTFOLIO                  Fees          Expenses          12b-1          Fees &                  Expenses
Advanced Series Trust:                                                          Fees           Expenses
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Western Asset Core Plus Bond                0.70%          0.12%         0.00%           0.00%                   0.82%
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

Effective  November 19, 2007,  the  underlying  portfolio  listed below is being offered as a new  Sub-account  under your annuity.  In order to reflect this addition,  the following is being added to the chart in each Prospectus in the section  entitled "What Investment
Options Can I Choose? /Variable Investment Options":

-------------------- ------------------------------------------------------------------------------------------------ ----------------------
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
                     ------------------------------------------------------------------------------------------------ ----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
     AST FUNDS
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
   Fixed Income     AST Western Asset Core Plus Bond  Portfolio:  seeks to maximize  total return,  consistent  with     Western Asset
                    prudent investment  management and liquidity needs, by investing to obtain its average specified       Management
                    duration.  The  Portfolio's  current  target average  duration is generally 2.5 to 7 years.  The    Company/Western Asset
                    Portfolio  pursues this  objective  by  investing in all major fixed income  sectors with a bias   Management Company
                    towards non-Treasuries.                                                                                 Limited
--------------------------------------------------------------------------------------------------------------------------------------------

Also, in the same section of each prospectus, we make the following change to the chart setting forth a brief description of the variable investment option, to reflect a sub-advisor change:

o        Effective November 19, 2007,  Neuberger Berman Management Inc. will become sub-advisor of SP Mid-Cap Growth Portfolio.  Prior to November 19, 2007, Calamos Advisors LLC was the sub-advisor.

We add a parenthetical after the name of the SP Mid Cap Growth Portfolio as follows, to indicate that we no longer permit purchases or transfers into the Portfolio by those who are not already invested in the Portfolio:
SP Mid Cap Growth Portfolio (closed to new investments)

With respect to Pruco Life Strategic Partners Advisor only, we insert the following information:

----------------------------------------------------------------------------------------------------------------------------------------
                                                 INSURANCE AND ADMINISTRATIVE EXPENSES
                             (as a percentage of the average account value in variable investment options)
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Enhanced Death Benefit                                                                              1.65%
--------------------------------------------------------------------- ------------------------------------------------------------------

II.  NEW PRINCIPAL UNDERWRITER

In the "Other  Information"  section of each  prospectus,  under the heading  entitled  "Sales and  Distribution  of the Contract",  we identify  Prudential  Investment  Management  Services  LLC (PIMS) as the  principal  underwriter  and  distributor  of the  annuities.
Beginning  as of the date of this  supplement,  PIMS has been  replaced by an  affiliated  broker-dealer  called  Prudential  Annuities
Distributors,  Inc. ("PAD").  Accordingly,  we replace the first two paragraphs under "Sales and Distribution of the Contract" with the following, and in the remainder of that section, replace references to PIMS with PAD:

"Prudential  Annuities  Distributors,  Inc.  (PAD), a wholly-owned  subsidiary of Prudential  Annuities,  Inc., is the  distributor and principal  underwriter of the annuities  offered through this  prospectus.  PAD acts as the distributor of a number of annuity and life insurance  products,  and is the  co-distributor of the Advanced Series Trust. PAD's principal business address is One Corporate Drive,
Shelton,  Connecticut  06484. PAD is registered as a broker-dealer  under the Securities  Exchange Act of 1934 (Exchange Act), and is a
member of the National Association of Securities Dealers, Inc. (NASD)."

                                                     Pruco Life Insurance Company

                                                   Strategic Partners Annuity One 3

                                                       Strategic Partners Plus 3

                            Strategic Partners FlexElite (version of contract sold on or after May 1, 2003)

                                                  Supplement, dated November 19, 2007
                                                                  To
                                                    Prospectuses, dated May 1, 2007

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

We are issuing this  supplement  to identify a new  principal  underwriter,  a  sub-advisor  change and a new fund option that is being added to each annuity.

I.  NEW SUB-ACCOUNT

In the section of each  Prospectus  entitled  "Summary of Contract  Expenses",  sub-section  "Underlying  Mutual Fund Portfolio  Annual
Expenses", under the heading "Advanced Series Trust", the following portfolio has been added:

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- -----------------------------
                                                                                              Acquired                Total Annual
                                             Management      Other                            Portfolio           Portfolio Operating
          UNDERLYING PORTFOLIO                  Fees          Expenses          12b-1          Fees &                   Expenses
Advanced Series Trust:                                                          Fees           Expenses
------------------------------------------ ---------------- ------------- ------------ ------------------- -----------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- -----------------------------
AST Western Asset Core Plus Bond                0.70%          0.12%         0.00%           0.00%                    0.82%
------------------------------------------ ---------------- ------------- ------------ ------------------- -----------------------------

Effective  November 19, 2007,  the  underlying  portfolio  listed below is being offered as a new  Sub-account  under your annuity.  In order to reflect this addition,  the following is being added to the chart in each Prospectus in the section  entitled "What Investment
Options Can I Choose? /Variable Investment Options":

-------------------- ------------------------------------------------------------------------------------------------ ----------------------
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                           SUB-ADVISOR
                     ------------------------------------------------------------------------------------------------ ----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
     AST FUNDS
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
   Fixed Income     AST Western Asset Core Plus Bond  Portfolio:  seeks to maximize  total return,  consistent  with     Western Asset
                    prudent investment  management and liquidity needs, by investing to obtain its average specified       Management
                    duration.  The  Portfolio's  current  target average  duration is generally 2.5 to 7 years.  The Company/Western Asset
                    Portfolio  pursues this  objective  by  investing in all major fixed income  sectors with a bias   Management Company
                    towards non-Treasuries.                                                                                 Limited
--------------------------------------------------------------------------------------------------------------------------------------------

Also, in the same section of each prospectus, we make the following change to the chart setting forth a brief description of the variable investment option, to reflect a sub-advisor change:

o        Effective November 19, 2007,  Neuberger Berman Management Inc. will become sub-advisor of SP Mid-Cap Growth Portfolio.  Prior to November 19, 2007, Calamos Advisors LLC was the sub-advisor.

We add a parenthetical after the name of the SP Mid Cap Growth Portfolio as follows, to indicate that we no longer permit purchases or transfers into the Portfolio by those who are not already invested in the Portfolio:
SP Mid Cap Growth Portfolio (closed to new investments)

II.  NEW PRINCIPAL UNDERWRITER

In the "Other  Information"  section of each  prospectus,  under the heading  entitled  "Sales and  Distribution  of the Contract",  we identify  Prudential  Investment  Management  Services  LLC (PIMS) as the  principal  underwriter  and  distributor  of the  annuities.
Beginning  as of the date of this  supplement,  PIMS has been  replaced by an  affiliated  broker-dealer  called  Prudential  Annuities
Distributors,  Inc. ("PAD").  Accordingly,  we replace the first two paragraphs under "Sales and Distribution of the Contract" with the following, and in the remainder of that section, replace references to PIMS with PAD:

"Prudential  Annuities  Distributors,  Inc.  (PAD), a wholly-owned  subsidiary of Prudential  Annuities,  Inc., is the  distributor and principal  underwriter of the annuities  offered through this  prospectus.  PAD acts as the distributor of a number of annuity and life insurance  products,  and is the  co-distributor of the Advanced Series Trust. PAD's principal business address is One Corporate Drive,
Shelton,  Connecticut  06484. PAD is registered as a broker-dealer  under the Securities  Exchange Act of 1934 (Exchange Act), and is a
member of the National Association of Securities Dealers, Inc. (NASD)."

                                                        Pruco Life Insurance Company
                                                 Pruco Life Insurance Company Of New Jersey

                                                         Strategic Partners Advisor
                                                       Strategic Partners Annuity One
                                                          Strategic Partners Plus
                                                      Strategic Partners Annuity One 3
                                                         Strategic Partners Plus 3
                                                        Strategic Partners FlexElite
                                                         Strategic Partners Select

                                                     Prudential Premier Series Annuity

                                    Supplement to Statements of Additional Information Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This  Supplement  should be read and retained  with the current  Prospectus  and  Statement  of  Additional  Information  for your annuity.  This  Supplement is intended to update certain  information in the Statement of Additional  Information for the variable annuity you own, and is not intended to be a Statement of  Additional  Information,  prospectus,  or offer for any other  variable annuity  listed here that you do not own. If you would like a copy of the current  Statement  of  Additional  Information,  please contact us at 1-888-PRU-2888.

     In the sections of the Statements of Additional  Information  entitled Principal  Underwriter and Payments Made To Promote Sale Of
     Our Products, we identify Prudential Investment Management Services,  LLC ("PIMS") as principal  underwriter.  Beginning as of the date of this supplement,  Prudential Annuities Distributors,  Inc. ("PAD"), an indirect subsidiary of Prudential Financial,  Inc., has assumed  PIMS's duties as principal  underwriter  of each of the  above-referenced  annuities.  References to PIMS are changed accordingly to PAD.

                                                                PART C
                                                           OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b)EXHIBITS

(10) (a) Written Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.)

As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of
Newark and the State of New Jersey, on this 20th day of September 2007.

                                            PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                                              Registrant

                                                   By: Pruco Life Insurance Company

Attest: /s/Thomas C, Castano                                  /s/Scott D. Kaplan
         Thomas C. Castano                           Scott D. Kaplan
         Secretary                                            President

                                                              SIGNATURES

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          Signature and Title

         *
James J. Avery Jr.
Director                                                      Date: September 20, 2007

         *                                           *By:     /s/Thomas C. Castano
Scott D. Kaplan                                      Thomas C. Castano
President And Director                               (Attorney-In-Fact)

         *
Tucker I. Marr
Chief Accounting Officer And
Chief Financial Officer
EXHIBIT INDEX
         *
Bernard J. Jacob
Director

         *
Helen M. Galt
Director

         *
David R. Odenath, Jr.
Director

                                                             EXHIBIT INDEX

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm